Demonstration Plant (Tables)	9 Months Ended
Sep. 30, 2026
Demonstration Plant
Schedule of Demonstration Plant Cost	The Demonstration Plant operating costs are comprised of the following (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Personnel	$653	$873	$2,669	$2,362
Reagents	2	8	24	48
Repairs and maintenance	2	28	121	84
Supplies	229	141	671	442
Test work	6	3	10	11
Office trailer	12	19	40	42
Other	72	31	174	106
Total costs	$976	$1,103	$3,709	$3,095